Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond-Debenture Fund

For the period ended September 30, 2022

Schedule of Investments (unaudited)

September 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
LONG-TERM INVESTMENTS 99.44%

ASSET-BACKED SECURITIES 6.09%

Automobiles 0.39%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$5,750,000	$5,499,604
Santander Drive Auto Receivables Trust 2022-3 B	4.13%		8/16/2027	23,367,000	22,768,120
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	58,047,000	53,677,884
Total					81,945,608

Credit Card 0.38%
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	17,155,000	16,647,212
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	25,102,000	23,421,102
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	40,297,000	39,950,164
Total					80,018,478

Other 5.32%
AIMCO CLO Ltd. 2019-10A CR†	4.659% (3 Mo. LIBOR + 1.90%)	#	7/22/2032	9,360,000	8,719,957
AMMC CLO Ltd. 2021-24A C†	4.91% (3 Mo. LIBOR + 2.20%)	#	1/20/2035	17,180,000	15,898,666
AMMC CLO Ltd. 2021-24A D†	6.11% (3 Mo. LIBOR + 3.40%)	#	1/20/2035	10,800,000	9,490,163
AMMC CLO XII Ltd. 2013-12A DR†	5.612% (3 Mo. LIBOR + 2.70%)	#	11/10/2030	3,859,000	3,263,597
AMMC CLO XIII Ltd. 2013-13A A2LR†	4.483% (3 Mo. LIBOR + 1.70%)	#	7/24/2029	3,440,000	3,371,862
Apidos CLO XXIII 2015-23A AR†	3.732% (3 Mo. LIBOR + 1.22%)	#	4/15/2033	4,000,000	3,894,418
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	5.718% (1 Mo. LIBOR + 2.90%)	#	11/15/2036	46,980,000	43,624,003
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	4.695% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	28,860,000	28,420,600
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	26,440,000	24,838,312
Bain Capital Credit CLO Ltd. 2021-2A C†	4.84% (3 Mo. LIBOR + 2.10%)	#	7/16/2034	9,000,000	8,274,739

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Other (continued)
Bain Capital Credit CLO Ltd. 2021-6A C†	4.782% (3 Mo. LIBOR + 2.05%)	#	10/21/2034	$14,280,000	$13,041,654
Bain Capital Credit CLO Ltd. 2021-6A D†	5.832% (3 Mo. LIBOR + 3.10%)	#	10/21/2034	15,910,000	14,070,506
Ballyrock CLO Ltd. 2019-1A A1R†	3.542% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	9,550,000	9,308,951
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	4.512% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	7,921,867	7,667,045
BlueMountain CLO XXVIII Ltd. 2021-28A D†	5.412% (3 Mo. LIBOR + 2.90%)	#	4/15/2034	12,545,753	11,241,500
Carlyle US CLO Ltd. 2021-10A C†	4.76% (3 Mo. LIBOR + 2.05%)	#	10/20/2034	10,970,000	10,012,926
Carlyle US CLO Ltd. 2021-1A B†	4.312% (3 Mo. LIBOR + 1.80%)	#	4/15/2034	13,250,000	12,019,577
Dryden 30 Senior Loan Fund 2013-30A DR†	5.505% (3 Mo. LIBOR + 2.60%)	#	11/15/2028	18,137,500	16,424,327
Dryden 61 CLO Ltd. 2018-61A DR†	5.84% (3 Mo. LIBOR + 3.10%)	#	1/17/2032	10,190,000	9,362,066
Dryden Senior Loan Fund 2022-113A A1†(a)	1.00% (3 Mo. Term SOFR + 2.00%)	#	10/20/2035	23,800,000	23,817,850	(b)
Elmwood CLO 19 Ltd. 2022-6A A†(a)	Zero Coupon	#(c)	10/17/2034	46,000,000	46,004,600
Galaxy XXI CLO Ltd. 2015-21A AR†	3.73% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	5,311,000	5,210,857
Greywolf CLO III Ltd. 2020-3RA A1R†	4.056% (3 Mo. Term SOFR + 1.55%)	#	4/15/2033	20,101,397	19,935,341
Greywolf CLO VII Ltd. 2018-2A A1†	3.89% (3 Mo. LIBOR + 1.18%)	#	10/20/2031	10,000,000	9,798,418
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.933% (3 Mo. LIBOR + 2.15%)	#	7/25/2027	5,476,000	5,411,755
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	4.44% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	9,320,145	9,083,273
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	18,517,474	17,411,956
Kayne CLO Ltd. 2018 1A DR†	5.162% (3 Mo. LIBOR + 2.65%)	#	7/15/2031	7,340,000	6,628,220

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Other (continued)
KKR CLO 33 Ltd. 33A C†	4.71% (3 Mo. LIBOR + 2.00%)	#	7/20/2034	$10,000,000	$9,098,236
KKR CLO 33 Ltd. 33A D†	5.81% (3 Mo. LIBOR + 3.10%)	#	7/20/2034	8,000,000	7,179,557
KKR CLO Ltd.18 D†	6.34% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	7,110,000	6,633,776
LoanCore Issuer Ltd. 2022-CRE7 AS†	4.284% (1 Mo. SOFR + 2.00%)	#	1/17/2037	52,915,000	51,174,238
LOGAN CLO I Ltd. 2021-1A C†	4.61% (3 Mo. LIBOR + 1.90%)	#	7/20/2034	11,000,000	10,037,704
Marble Point CLO XVII Ltd. 2020-1A A†	4.01% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	19,415,475	18,897,082
Marble Point CLO XVII Ltd. 2020-1A B†	4.48% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	9,348,354	8,932,330
MF1 LLC 2022-FL9 A†	5.174% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	53,580,000	52,646,418
Mountain View CLO LLC 2016-1A DR†	6.183% (3 Mo. LIBOR + 3.70%)	#	4/14/2033	9,470,000	8,830,180
Neuberger Berman Loan Advisers CLO Ltd. 2020-37A AR†	3.68% (3 Mo. LIBOR + .97%)	#	7/20/2031	14,330,000	14,045,801
Newark BSL CLO 2 Ltd. 2017-1A CR†	5.933% (3 Mo. LIBOR + 3.15%)	#	7/25/2030	21,000,000	19,110,489
Oaktree CLO Ltd. 2019-4 BR†	4.41% (3 Mo. LIBOR + 1.70%)	#	10/20/2032	29,790,000	28,130,330
Oaktree CLO Ltd. 2020-1A DR†	5.662% (3 Mo. LIBOR + 3.15%)	#	7/15/2034	8,130,000	6,996,545
Oaktree CLO Ltd. 2021-1A D†	5.762% (3 Mo. LIBOR + 3.25%)	#	7/15/2034	8,280,000	7,305,707
OCP CLO Ltd. 2016-12A AR2†	1.991% (3 Mo. Term SOFR + 1.27%)	#	4/18/2033	51,270,000	49,758,937
OCP CLO Ltd. 2019-16A DR†	5.578% (3 Mo. LIBOR + 3.15%)	#	4/10/2033	8,300,000	7,434,363
OCP CLO Ltd. 2021-21A C†	4.61% (3 Mo. LIBOR + 1.90%)	#	7/20/2034	11,880,000	10,737,932
OCP CLO Ltd. 2021-22A B1†	4.41% (3 Mo. LIBOR + 1.70%)	#	12/2/2034	38,140,000	35,989,663
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	5.655% (3 Mo. LIBOR + 2.75%)	#	2/14/2031	6,629,411	5,863,747
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	26,005,000	22,937,770

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Other (continued)
Palmer Square CLO Ltd. 2022-5A A†	5.658% (3 Mo. Term SOFR + 2.00%)	#	10/20/2035	$28,586,000	$28,092,377
PFS Financing Corp. 2022-C A†	3.89%		5/15/2027	45,897,000	44,487,471
Rad CLO Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	17,943,962	17,466,117
Regata XII Funding Ltd. 2019-1A CR†	4.512% (3 Mo. LIBOR + 2.00%)	#	10/15/2032	22,880,000	21,326,943
Regatta XVIII Funding Ltd. 2021-1A B†	3.962% (3 Mo. LIBOR + 1.45%)	#	1/15/2034	18,940,000	17,669,243
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	38,694,023	32,762,654
Signal Peak CLO Ltd. 2021-10A B†	4.533% (3 Mo. LIBOR + 1.75%)	#	1/24/2035	9,820,000	9,290,531
Signal Peak CLO Ltd. 2021-10A D†	5.983% (3 Mo. LIBOR + 3.20%)	#	1/24/2035	11,460,000	10,015,197
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	28,540,955	22,057,934
TICP CLO XIV Ltd. 2019-14A A2R†	4.36% (3 Mo. LIBOR + 1.65%)	#	10/20/2032	21,315,000	20,441,431
TICP CLO XIV Ltd. 2019-14A CR†	5.96% (3 Mo. LIBOR + 3.25%)	#	10/20/2032	13,500,000	12,429,679
Voya CLO Ltd. 2014-1 AAR2†	3.732% (3 Mo. Term SOFR + 1.25%)	#	4/18/2031	48,621,154	48,225,635
Voya CLO Ltd. 2019-3A BR†	4.39% (3 Mo. LIBOR + 1.65%)	#	10/17/2032	36,000,000	34,039,555
Voya CLO Ltd. 2022-3A A1†(a)	Zero Coupon	#(c)	10/20/2034	23,850,000	23,566,853
Wellman Park CLO Ltd. 2021-1A D†	5.462% (3 Mo. LIBOR + 2.95%)	#	7/15/2034	3,750,000	3,269,570
Wind River CLO Ltd. 2021-4A D†	5.91% (3 Mo. LIBOR + 3.20%)	#	1/20/2035	9,090,000	8,023,346
Total					1,131,152,480
Total Asset-Backed Securities (cost $1,366,530,126)					1,293,116,566

				Shares

COMMON STOCKS 4.19%

Aerospace & Defense 0.20%
Huntington Ingalls Industries, Inc.				191,692	42,459,778

Auto Components 0.05%
Chassix Holdings, Inc.*				607,057	11,837,611

Automobiles 0.14%
Tesla, Inc.*				114,286	30,314,361

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

		Fair
Investments	Share	Value
Beverages 0.24%
Brown-Forman Corp. Class B	466,621	$31,062,960
Treasury Wine Estates Ltd.(d)	2,541,240	20,447,706
Total		51,510,666

Biotechnology 0.30%
Alnylam Pharmaceuticals, Inc.*	101,835	20,383,294
Argenx SE ADR*	61,936	21,866,505
Karuna Therapeutics, Inc.*	96,778	21,768,275
Total		64,018,074

Chemicals 0.10%
Albemarle Corp.	81,506	21,553,447

Commercial Services & Supplies 0.10%
Waste Management, Inc.	128,572	20,598,520

Electric: Utilities 0.49%
PG&E Corp.*	2,571,968	32,149,600
Sempra Energy	137,389	20,600,107
Southern Co. (The)	307,618	20,918,024
WEC Energy Group, Inc.	333,438	29,819,360
Total		103,487,091

Electrical Equipment 0.15%
Kyocera Corp.(d)	619,182	31,193,600

Electric-Generation 0.00%
Frontera Generation Holdings LLC	125,994	3,150

Food & Staples Retailing 0.15%
BJ’s Wholesale Club Holdings, Inc.*	438,258	31,909,565

Food Products 0.46%
Archer-Daniels-Midland Co.	252,506	20,314,108
General Mills, Inc.	418,995	32,099,207
Hershey Co. (The)	207,994	45,856,437
Total		98,269,752

Health Care Equipment & Supplies 0.16%
Penumbra, Inc.*	176,187	33,405,055

Hotels, Restaurants & Leisure 0.10%
Starbucks Corp.	254,707	21,461,612

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

September 30, 2022

		Fair
Investments	Share	Value
Insurance 0.16%
Progressive Corp. (The)	286,101	$33,247,797

Metals & Mining 0.11%
Cameco Corp. (Canada)(e)	862,244	22,858,088

Miscellaneous Financials 0.04%
UTEX Industries, Inc.	113,840	7,798,040

Oil, Gas & Consumable Fuels 0.23%
Occidental Petroleum Corp.	446,531	27,439,330
Vermilion Energy, Inc.(d)	1,002,842	21,467,432
Total		48,906,762

Personal Products 0.06%
Gibson Brands, Inc.	106,902	12,650,034

Pharmaceuticals 0.30%
Cardinal Health, Inc.	485,313	32,360,671
Daiichi Sankyo Co. Ltd.(d)	1,143,105	31,950,757
Total		64,311,428

Professional Services 0.10%
Booz Allen Hamilton Holding Corp.	233,053	21,522,445

Semiconductors & Semiconductor Equipment 0.30%
Enphase Energy, Inc.*	113,794	31,574,421
First Solar, Inc.*	242,779	32,112,379
Total		63,686,800

Software 0.11%
Aspen Technology, Inc.*	97,533	23,232,361

Specialty Retail 0.13%
Claires Holdings LLC	15,164	6,444,859
Genuine Parts Co.	144,851	21,629,151
Total		28,074,010

Transportation Infrastructure 0.01%
ACBL Holdings Corp.	44,897	1,807,104	(b)
Total Common Stocks (cost $948,965,567)		890,117,151

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
CORPORATE BONDS 65.03%

Aerospace/Defense 0.76%
Bombardier, Inc. (Canada)†(e)	6.00%	2/15/2028	$21,129,000	$17,709,574
Raytheon Technologies Corp.	4.125%	11/16/2028	23,649,000	22,115,561
TransDigm, Inc.	4.625%	1/15/2029	52,177,000	42,133,710
TransDigm, Inc.	5.50%	11/15/2027	90,082,000	78,548,351
Total				160,507,196

Agriculture 0.48%
Imperial Brands Finance plc (United Kingdom)†(e)	6.125%	7/27/2027	24,635,000	24,312,487
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026	39,671,000	33,748,945
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	27,564,000	20,568,615
Viterra Finance BV (Netherlands)†(e)	5.25%	4/21/2032	27,332,000	23,579,107
Total				102,209,154

Airlines 1.72%
Air Canada (Canada)†(e)	3.875%	8/15/2026	28,196,000	24,248,560
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027	29,584,494	27,985,917
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	66,155,957	57,838,499
Azul Investments LLP†	5.875%	10/26/2024	47,479,000	34,281,638
British Airways Pass Through Trust 2019-1A Class AA (United Kingdom)†(e)	3.30%	12/15/2032	14,163,366	12,041,217
British Airways Pass Through Trust 2020-1 Class A (United Kingdom)†(e)	4.25%	11/15/2032	8,102,192	7,312,500
Delta Air Lines, Inc.†	7.00%	5/1/2025	34,594,000	34,854,009
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,268,000	27,298,949
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	35,342,222	31,224,677
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028	11,989,189	10,114,365
JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	8,114,804	7,978,856
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	24,920,400	24,437,941
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027	46,479,999	44,905,145
United Airlines, Inc.†	4.625%	4/15/2029	24,476,000	20,314,346
Total				364,836,619

Apparel 0.14%
Levi Strauss & Co.†	3.50%	3/1/2031	37,377,000	29,206,014

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

September 30, 2022

	Interest		Maturity		Principal	Fair
Investments	Rate		Date		Amount	Value
Auto Manufacturers 0.94%
Allison Transmission, Inc.†	3.75%		1/30/2031		$32,553,000	$25,018,283
BMW US Capital LLC†	4.15%		4/9/2030		31,317,000	28,918,429
Ford Motor Co.	3.25%		2/12/2032		74,283,000	53,636,411
Ford Motor Co.	6.10%		8/19/2032		22,673,000	20,027,061
Ford Motor Credit Co. LLC	2.90%		2/10/2029		32,722,000	24,843,197
Ford Motor Credit Co. LLC	4.00%		11/13/2030		59,740,000	46,730,420
Total						199,173,801

Banks 1.96%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037		17,400,000	12,428,917
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(e)	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031		51,057,000	1	(f)
Banco Mercantil del Norte SA (Cayman Islands)†(e)	7.625% (10 Yr. Treasury CMT + 5.35%)	#	–	(g)	6,246,000	5,554,349
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(e)	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		18,026,000	15,563,496
Bank of Ireland Group plc (Ireland)†(e)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027		24,345,000	20,167,241
Bank of Ireland Group PLC (Ireland)†(e)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026		33,470,000	32,775,649
Bank OZK	2.75% (3 Mo. Term SOFR + 2.09%)	#	10/1/2031		41,658,000	35,699,108
BankUnited, Inc.	4.875%		11/17/2025		24,313,000	23,709,200
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,745,000	50,459,510
Home BancShares, Inc.	3.125% (3 Mo. Term SOFR + 1.82%)	#	1/30/2032		22,742,000	19,462,880
HSBC Holdings plc (United Kingdom)(e)	2.999% (SOFR + 1.43%)	#	3/10/2026		59,095,000	54,674,357
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		46,994,000	42,588,643
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%)	#	–	(g)	23,113,000	17,057,335
United Overseas Bank Ltd. (Singapore)†(e)	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		26,650,000	22,953,746
US Bancorp	3.00%		7/30/2029		27,452,000	23,642,358

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Banks (continued)
Webster Financial Corp.	4.10%		3/25/2029	$27,684,000	$25,109,437
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	17,415,000	15,052,970
Total					416,899,197

Beverages 0.61%
Bacardi Ltd.†	2.75%		7/15/2026	23,151,000	20,662,170
Bacardi Ltd.†	4.70%		5/15/2028	32,381,000	30,309,732
Becle SAB de CV (Mexico)†(e)	2.50%		10/14/2031	27,373,000	21,222,834
Brown-Forman Corp.	4.50%		7/15/2045	24,174,000	20,950,893
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(e)	5.25%		4/27/2029	18,843,000	16,371,458
PepsiCo, Inc.	4.20%		7/18/2052	22,424,000	19,890,379
Total					129,407,466

Biotechnology 0.34%
Amgen, Inc.	4.20%		2/22/2052	27,314,000	21,499,130
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	83,978,000	50,947,194
Total					72,446,324

Building Materials 0.28%
Builders FirstSource, Inc.†	4.25%		2/1/2032	18,188,000	13,992,029
Lennox International, Inc.	1.70%		8/1/2027	4,541,000	3,823,590
SRM Escrow Issuer LLC†	6.00%		11/1/2028	27,656,000	22,533,279
Vulcan Materials Co.	4.50%		6/15/2047	24,595,000	19,991,894
Total					60,340,792

Chemicals 1.98%
Albemarle Corp.	4.65%		6/1/2027	27,236,000	26,148,478
Ashland LLC†	3.375%		9/1/2031	27,315,000	21,169,125
Braskem Idesa SAPI (Mexico)†(e)	6.99%		2/20/2032	15,697,000	10,516,990
Cabot Corp.	5.00%		6/30/2032	27,219,000	24,476,283
Celanese US Holdings LLC	6.165%		7/15/2027	68,010,000	64,451,485
CF Industries, Inc.†	4.50%		12/1/2026	23,920,000	22,963,826
EverArc Escrow Sarl (Luxembourg)†(e)	5.00%		10/30/2029	28,683,000	23,213,152
FMC Corp.	3.45%		10/1/2029	19,242,000	16,547,310
Ingevity Corp.†	3.875%		11/1/2028	24,547,000	20,328,353
NOVA Chemicals Corp. (Canada)†(e)	4.25%		5/15/2029	27,282,000	21,348,438
OCP SA (Morocco)†(e)	3.75%		6/23/2031	56,169,000	42,811,899
Olin Corp.	5.00%		2/1/2030	27,219,000	22,627,155
Olin Corp.	5.125%		9/15/2027	27,273,000	24,700,611

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	$35,878,000	$29,696,041
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	32,825,000	25,279,000
Sociedad Quimica y Minera de Chile SA (Chile)†(e)	3.50%	9/10/2051	33,828,000	23,273,156
Total				419,551,302

Coal 0.25%
SunCoke Energy, Inc.†	4.875%	6/30/2029	25,075,000	19,390,623
Warrior Met Coal, Inc.†	7.875%	12/1/2028	34,891,000	33,958,940
Total				53,349,563

Commercial Services 1.30%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	3.828%	2/2/2032	27,109,000	20,246,857
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.375%	7/3/2029	35,831,000	29,859,983
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365,000	13,820,670
Ashtead Capital, Inc.†	5.50%	8/11/2032	23,270,000	21,634,845
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	22,055,000	18,020,264
Block, Inc.	3.50%	6/1/2031	23,981,000	18,639,952
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	20,223,000	17,157,532
Georgetown University (The)	2.943%	4/1/2050	17,968,000	11,910,561
Global Payments, Inc.	2.90%	5/15/2030	33,767,000	26,964,938
Hertz Corp. (The)†	5.00%	12/1/2029	21,211,000	15,807,074
Hertz Corp. (The)	5.50%	10/15/2024	16,775,000	209,688
Hertz Corp. (The)†	6.00%	1/15/2028	33,436,000	2,507,700
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658,000	7,284,944
Johns Hopkins University	2.813%	1/1/2060	20,869,000	12,985,903
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471,000	21,112,849
Movida Europe SA (Luxembourg)†(e)	5.25%	2/8/2031	22,777,000	16,207,409
Triton Container International Ltd.†	2.05%	4/15/2026	6,338,000	5,386,622
University of Miami	4.063%	4/1/2052	20,957,000	17,248,824
Total				277,006,615

Computers 1.34%
Apple, Inc.	2.90%	9/12/2027	55,948,000	51,723,269
Apple, Inc.	3.20%	5/11/2027	43,215,000	40,686,136
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	12,562,000	10,831,624
Booz Allen Hamilton, Inc.†	4.00%	7/1/2029	11,844,000	10,156,542

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers (continued)
Condor Merger Sub, Inc.†	7.375%		2/15/2030	$27,265,000	$22,342,850
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	151,878,000	127,946,583
Teledyne FLIR LLC	2.50%		8/1/2030	28,076,000	21,979,308
Total					285,666,312

Cosmetics/Personal Care 0.20%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	48,869,000	41,510,158

Distribution/Wholesale 0.23%
Ferguson Finance plc (United Kingdom)†(e)	3.25%		6/2/2030	30,527,000	25,143,166
H&E Equipment Services, Inc.†	3.875%		12/15/2028	30,483,000	23,993,322
Total					49,136,488

Diversified Financial Services 2.18%
AG Issuer LLC†	6.25%		3/1/2028	24,203,000	20,971,605
Ally Financial, Inc.	8.00%		11/1/2031	30,043,000	31,541,672
Blackstone Holdings Finance Co. LLC†	2.00%		1/30/2032	31,661,000	23,488,135
CDP Financial, Inc. (Canada)(e)	1.00%		5/26/2026	70,919,000	62,603,698
Coinbase Global, Inc.†	3.375%		10/1/2028	44,843,000	28,138,534
Coinbase Global, Inc.†	3.625%		10/1/2031	40,211,000	22,377,061
CPPIB Capital, Inc. (Canada)†(e)	3.321% (SOFR Index + 1.25%)	#	4/4/2025	152,834,000	156,215,127
CPPIB Capital, Inc. (Canada)†(e)	4.125%		10/21/2024	32,525,000	32,301,030
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(h)	6.054% (3 Mo. LIBOR + 5.75%)		1/15/2015	15,000,000	1,500	(f)
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	18,665,000	16,078,124
Navient Corp.	6.125%		3/25/2024	24,847,000	24,229,800
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	26,061,000	21,401,152
USAA Capital Corp.†	2.125%		5/1/2030	19,271,000	15,510,183
Visa, Inc.	0.75%		8/15/2027	9,057,000	7,613,922
Total					462,471,543

Electric 4.93%
AES Corp. (The)	2.45%		1/15/2031	37,063,000	28,409,158
Alfa Desarrollo SpA (Chile)†(e)	4.55%		9/27/2051	3,960,510	2,622,947
Atlantic City Electric Co.	4.00%		10/15/2028	15,736,000	14,732,272
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%		8/1/2028	26,731,000	24,598,457
Black Hills Corp.	4.35%		5/1/2033	24,295,000	21,279,952
Calpine Corp.†	3.75%		3/1/2031	27,340,000	21,437,841

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Calpine Corp.†	4.625%	2/1/2029	$74,984,000	$61,247,306
Calpine Corp.†	5.00%	2/1/2031	56,641,000	45,086,640
Calpine Corp.†	5.125%	3/15/2028	28,229,000	24,303,518
Clearway Energy Operating LLC†	4.75%	3/15/2028	23,241,000	20,729,014
Constellation Energy Generation LLC	5.60%	6/15/2042	25,025,000	22,484,841
Constellation Energy Generation LLC	6.25%	10/1/2039	42,744,000	41,887,453
El Paso Electric Co.	5.00%	12/1/2044	20,062,000	17,407,739
Electricite de France SA (France)†(e)	3.625%	10/13/2025	16,500,000	15,866,321
Electricite de France SA (France)†(e)	4.50%	9/21/2028	14,507,000	13,564,658
Empresa de Transmision Electrica SA (Panama)†(e)	5.125%	5/2/2049	21,680,000	16,285,149
Enel Finance International NV (Netherlands)†(e)	3.50%	4/6/2028	26,348,000	22,754,517
Entergy Arkansas LLC	4.00%	6/1/2028	18,151,000	16,926,751
Entergy Arkansas LLC	4.95%	12/15/2044	16,883,000	15,291,801
FirstEnergy Corp.	4.40%	7/15/2027	50,740,000	47,193,020
FirstEnergy Corp.	5.35%	7/15/2047	24,394,000	20,638,178
FirstEnergy Transmission LLC†	2.866%	9/15/2028	27,249,000	23,192,197
FirstEnergy Transmission LLC†	4.55%	4/1/2049	27,363,000	21,460,971
Indianapolis Power & Light Co.†	4.05%	5/1/2046	29,988,000	24,313,316
ITC Holdings Corp.†	4.95%	9/22/2027	22,694,000	22,176,574
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039,000	12,487,581
Monongahela Power Co.†	3.55%	5/15/2027	26,657,000	24,582,709
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654,000	42,551,714
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	35,511,000	32,394,377
NRG Energy, Inc.†	3.875%	2/15/2032	56,179,000	43,943,214
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	9,348,890	9,057,345
Ohio Edison Co.†	5.50%	1/15/2033	18,124,000	17,885,823
Pacific Gas and Electric Co.	3.50%	8/1/2050	36,272,000	22,161,807
Pacific Gas and Electric Co.	4.95%	7/1/2050	31,737,000	23,317,701
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	27,181,000	23,623,007
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(e)	5.25%	10/24/2042	15,026,000	11,483,730
PG&E Corp.	5.00%	7/1/2028	31,094,000	26,814,577
Puget Energy, Inc.	4.10%	6/15/2030	26,265,000	23,180,748
Union Electric Co.	2.625%	3/15/2051	30,381,000	18,759,665
Vistra Operations Co. LLC†	4.375%	5/1/2029	53,839,000	44,901,188
Vistra Operations Co. LLC†	5.125%	5/13/2025	45,395,000	44,009,559
Wisconsin Electric Power Co.	4.75%	9/30/2032	22,109,000	21,321,975
Total				1,048,367,311

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.22%
Amphenol Corp.	2.80%	2/15/2030	$36,917,000	$31,093,233
Imola Merger Corp.†	4.75%	5/15/2029	18,256,000	15,444,941
Total				46,538,174

Energy - Alternate Sources 0.58%
Sweihan PV Power Co. PJSC (United Arab Emirates)†(e)	3.625%	1/31/2049	36,118,082	28,774,048
TerraForm Power Operating LLC†	4.75%	1/15/2030	23,615,000	20,095,066
TerraForm Power Operating LLC†	5.00%	1/31/2028	24,169,000	21,326,363
Topaz Solar Farms LLC†	5.75%	9/30/2039	57,976,554	53,504,822
Total				123,700,299

Engineering & Construction 0.32%
Aeropuerto Internacional de Tocumen SA (Panama)†(e)	5.125%	8/11/2061	32,350,000	23,194,147
Fluor Corp.	4.25%	9/15/2028	50,545,000	44,068,033
Total				67,262,180

Entertainment 1.76%
Churchill Downs, Inc.†	4.75%	1/15/2028	36,420,000	31,564,729
Churchill Downs, Inc.†	5.50%	4/1/2027	51,639,000	47,839,402
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	46,014,000	39,111,900
Merlin Entertainments Ltd. (United Kingdom)†(e)	5.75%	6/15/2026	27,129,000	25,304,032
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	40,616,000	33,520,385
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	43,979,000	36,769,303
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	42,600,000	32,459,501
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	36,321,000	30,244,497
Warnermedia Holdings, Inc.†	5.141%	3/15/2052	41,183,000	30,011,197
Warnermedia Holdings, Inc.†	5.391%	3/15/2062	18,230,000	13,254,265
WMG Acquisition Corp.†	3.00%	2/15/2031	28,911,000	21,989,106
WMG Acquisition Corp.†	3.75%	12/1/2029	38,192,000	31,782,619
Total				373,850,936

Environmental Control 0.21%
Madison IAQ LLC†	4.125%	6/30/2028	32,548,000	26,190,680
Madison IAQ LLC†	5.875%	6/30/2029	27,192,000	18,987,630
Total				45,178,310

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Food 1.32%
Bellis Acquisition Co. PLC(d)	3.25%	2/16/2026	GBP	27,281,000	$23,074,178
Campbell Soup Co.	2.375%	4/24/2030		$19,117,000	15,197,017
Hershey Co. (The)	2.65%	6/1/2050		20,433,000	13,399,201
Kraft Heinz Foods Co.	4.375%	6/1/2046		80,041,000	62,395,316
Kraft Heinz Foods Co.	4.875%	10/1/2049		72,632,000	60,027,241
McCormick & Co., Inc.	2.50%	4/15/2030		38,311,000	31,195,129
Post Holdings, Inc.†	4.50%	9/15/2031		34,298,000	27,681,058
Post Holdings, Inc.†	4.625%	4/15/2030		26,477,000	21,803,942
Smithfield Foods, Inc.†	5.20%	4/1/2029		28,272,000	26,448,407
Total					281,221,489

Gas 0.20%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		22,916,000	21,224,062
Southwest Gas Corp.	4.05%	3/15/2032		26,454,000	22,255,936
Total					43,479,998

Health Care - Products 0.40%
Alcon Finance Corp.†	2.60%	5/27/2030		23,575,000	19,050,480
Boston Scientific Corp.	6.75%	11/15/2035		16,135,000	17,295,028
Edwards Lifesciences Corp.	4.30%	6/15/2028		20,927,000	19,601,212
Medline Borrower LP†	3.875%	4/1/2029		35,514,000	28,529,994
Total					84,476,714

Health Care - Services 3.22%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029		28,864,000	22,292,389
Centene Corp.	2.50%	3/1/2031		32,280,000	24,400,828
Centene Corp.	3.00%	10/15/2030		33,846,000	26,876,093
Centene Corp.	3.375%	2/15/2030		55,263,000	45,297,700
Centene Corp.	4.625%	12/15/2029		36,733,000	33,094,413
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		26,832,000	22,354,813
Elevance Health, Inc.	2.25%	5/15/2030		26,990,000	21,812,012
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		24,836,000	22,814,101
HCA, Inc.	3.50%	9/1/2030		48,112,000	39,831,684
HCA, Inc.	7.69%	6/15/2025		12,776,000	13,245,293
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628,000	14,795,080
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055		28,034,000	23,461,672
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		38,644,000	31,474,572
Molina Healthcare, Inc.†	3.875%	11/15/2030		32,951,000	27,700,752
Molina Healthcare, Inc.†	3.875%	5/15/2032		40,752,000	33,438,709
Montefiore Obligated Group	5.246%	11/1/2048		25,042,000	17,874,027

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care - Services (continued)
Mount Sinai Hospitals Group, Inc.	3.737%		7/1/2049	$21,163,000	$15,831,634
New York & Presbyterian Hospital (The)	4.063%		8/1/2056	16,078,000	13,194,040
NYU Langone Hospitals	4.368%		7/1/2047	12,348,000	10,133,264
Providence St. Joseph Health Obligated Group	2.532%		10/1/2029	14,960,000	12,354,049
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%		1/17/2028	17,952,000	15,853,970
Roche Holdings, Inc.†	2.314%		3/10/2027	24,226,000	21,791,431
Seattle Children’s Hospital	2.719%		10/1/2050	31,724,000	19,990,476
Tenet Healthcare Corp.†	4.375%		1/15/2030	28,176,000	23,579,367
Tenet Healthcare Corp.†	4.875%		1/1/2026	23,297,000	21,680,072
Tenet Healthcare Corp.†	6.125%		10/1/2028	36,407,000	31,954,562
Tenet Healthcare Corp.†	6.125%		6/15/2030	35,848,000	32,930,869
UnitedHealth Group, Inc.	2.95%		10/15/2027	13,565,000	12,392,557
UnitedHealth Group, Inc.	4.20%		5/15/2032	33,287,000	30,947,598
Total					683,398,027

Home Builders 0.23%
NVR, Inc.	3.00%		5/15/2030	36,185,000	29,595,260
PulteGroup, Inc.	6.375%		5/15/2033	21,316,000	20,161,940
Total					49,757,200

Home Furnishings 0.12%
Leggett & Platt, Inc.	4.40%		3/15/2029	26,740,000	24,907,907

Household Products/Wares 0.07%
SC Johnson & Son, Inc.†	4.75%		10/15/2046	17,621,000	15,574,898

Insurance 1.56%
AIA Group Ltd. (Hong Kong)†(e)	3.20%		9/16/2040	42,391,000	31,753,252
AIA Group Ltd. (Hong Kong)†(e)	3.375%		4/7/2030	21,224,000	18,881,713
Arch Capital Finance LLC	4.011%		12/15/2026	23,425,000	22,419,565
Assurant, Inc.	2.65%		1/15/2032	30,158,000	22,254,735
Assurant, Inc.	3.70%		2/22/2030	17,457,000	14,667,658
AXIS Specialty Finance plc (United Kingdom)(e)	5.15%		4/1/2045	21,094,000	18,043,151
Brown & Brown, Inc.	2.375%		3/15/2031	44,571,000	33,348,184
Fidelity National Financial, Inc.	4.50%		8/15/2028	26,914,000	25,347,154
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051	17,868,000	13,476,188
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047	28,610,000	21,639,736
PartnerRe Finance B LLC	3.70%		7/2/2029	36,274,000	32,323,872
Selective Insurance Group, Inc.	5.375%		3/1/2049	19,241,000	16,453,906

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Insurance (continued)
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		$17,804,000	$14,513,241
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		14,842,000	13,051,820
Transatlantic Holdings, Inc.	8.00%	11/30/2039		17,809,000	21,313,458
W R Berkley Corp.	3.15%	9/30/2061		18,143,000	10,855,504
Total					330,343,137

Internet 2.01%
Amazon.com, Inc.	3.15%	8/22/2027		138,837,000	129,562,763
Amazon.com, Inc.	4.25%	8/22/2057		20,632,000	17,240,947
Amazon.com, Inc.	4.80%	12/5/2034		18,691,000	18,474,943
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		24,475,000	22,577,717
Meta Platforms, Inc.†	4.45%	8/15/2052		45,345,000	37,082,025
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	51,139,000	47,324,961
Netflix, Inc.	4.875%	4/15/2028		$56,359,000	52,871,787
NortonLifeLock, Inc.†	6.75%	9/30/2027		22,643,000	21,780,641
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028		34,479,000	30,882,844
Tencent Holdings Ltd. (China)†(e)	3.925%	1/19/2038		31,679,000	24,629,310
VeriSign, Inc.	2.70%	6/15/2031		30,287,000	23,537,400
Total					425,965,338

Investment Companies 0.09%
Temasek Financial I Ltd. (Singapore)†(e)	2.50%	10/6/2070		32,855,000	19,766,790

Iron - Steel 0.52%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026		12,660,000	11,198,311
CSN Resources SA (Brazil)†(e)	4.625%	6/10/2031		29,982,000	20,485,801
Mineral Resources Ltd. (Australia)†(e)	8.50%	5/1/2030		36,356,000	35,214,058
Steel Dynamics, Inc.	3.45%	4/15/2030		9,765,000	8,252,743
United States Steel Corp.	6.875%	3/1/2029		14,014,000	12,770,258
Vale Overseas Ltd. (Brazil)(e)	3.75%	7/8/2030		27,265,000	22,130,183
Total					110,051,354

Leisure Time 0.08%
Life Time, Inc.†	5.75%	1/15/2026		17,633,000	16,071,951

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 1.33%
Boyd Gaming Corp.	4.75%	12/1/2027	$23,116,000	$20,503,892
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	27,980,000	23,928,834
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,501,000	21,112,023
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	72,092,000	62,872,515
Marriott International, Inc.	3.50%	10/15/2032	27,083,000	21,828,976
Sands China Ltd. (Macao)(e)	3.35%	3/8/2029	24,314,000	18,096,028
Sands China Ltd. (Macao)(e)	4.875%	6/18/2030	13,616,000	10,673,290
Travel + Leisure Co.	6.00%	4/1/2027	24,188,000	21,848,169
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	48,247,000	42,572,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	41,800,000	39,195,024
Total				282,630,939

Machinery - Diversified 0.24%
nVent Finance Sarl (Luxembourg)(e)	2.75%	11/15/2031	16,340,000	12,190,375
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	23,778,000	20,273,242
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	21,155,000	19,141,491
Total				51,605,108

Media 2.09%
Cable One, Inc.†	4.00%	11/15/2030	30,617,000	23,887,077
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,968,000	30,211,128
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	37,692,000	33,074,730
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	29,933,000	27,536,564
CSC Holdings LLC†	4.125%	12/1/2030	54,525,000	40,826,684
CSC Holdings LLC†	6.50%	2/1/2029	45,437,000	40,201,067
FactSet Research Systems, Inc.	3.45%	3/1/2032	42,113,000	34,381,583
Gray Escrow II, Inc.†	5.375%	11/15/2031	38,090,000	29,960,070
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027	14,575,000	12,117,291
News Corp.†	3.875%	5/15/2029	29,380,000	25,000,764
Nexstar Media, Inc.†	4.75%	11/1/2028	25,397,000	21,638,498
Nexstar Media, Inc.†	5.625%	7/15/2027	23,661,000	21,800,713
Univision Communications, Inc.†	4.50%	5/1/2029	30,941,000	25,301,539
UPC Broadband Finco BV (Netherlands)†(e)	4.875%	7/15/2031	54,021,000	42,009,161
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	47,758,000	35,767,922
Total				443,714,791

Metal Fabricate - Hardware 0.12%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	29,284,000	24,737,366

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining 1.29%
Anglo American Capital plc (United Kingdom)†(e)	5.625%		4/1/2030	$17,340,000	$16,428,854
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%		4/1/2031	77,126,000	59,387,639
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	6.125%		4/15/2032	28,318,000	24,375,002
Freeport Indonesia PT (Indonesia)†(e)	5.315%		4/14/2032	22,405,000	18,652,162
Freeport Indonesia PT (Indonesia)†(e)	6.20%		4/14/2052	15,302,000	11,774,499
Hecla Mining Co.	7.25%		2/15/2028	25,587,000	23,787,850
Kaiser Aluminum Corp.†	4.50%		6/1/2031	29,542,000	21,686,782
Mirabela Nickel Ltd.	1.00%		9/10/2044	185,297	19	(f)
Newmont Corp.	2.25%		10/1/2030	31,484,000	24,401,481
Novelis Corp.†	4.75%		1/30/2030	27,118,000	22,305,369
Teck Resources Ltd. (Canada)(e)	3.90%		7/15/2030	38,125,000	32,481,940
Vedanta Resources Finance II plc (United Kingdom)†(e)	8.95%		3/11/2025	28,478,000	19,415,549
Total					274,697,146

Miscellaneous Manufacturing 0.22%
Eaton Corp.	4.15%		3/15/2033	27,101,000	24,524,680
Hillenbrand, Inc.	3.75%		3/1/2031	27,271,000	21,122,616
Total					45,647,296

Multi-National 0.75%
Asian Development Bank (Philippines)(e)	3.097% (SOFR Index + 1.00%)	#	4/6/2027	117,963,000	120,936,596
Inter-American Investment Corp.	2.625%		4/22/2025	41,000,000	39,192,394
Total					160,128,990

Office/Business Equipment 0.10%
CDW LLC/CDW Finance Corp.	3.569%		12/1/2031	27,258,000	21,273,440

Oil & Gas 12.60%
Antero Resources Corp.†	5.375%		3/1/2030	98,721,000	88,976,744
Apache Corp.	4.25%		1/15/2030	53,546,000	46,937,085
Apache Corp.	4.75%		4/15/2043	34,110,000	25,511,004
Apache Corp.	5.10%		9/1/2040	66,791,000	54,071,322
California Resources Corp.†	7.125%		2/1/2026	33,958,000	31,971,966
Callon Petroleum Co.	6.375%		7/1/2026	39,782,000	35,920,958
Callon Petroleum Co.†	7.50%		6/15/2030	23,862,000	20,937,712
Callon Petroleum Co.†	8.00%		8/1/2028	35,941,000	33,226,556
Cenovus Energy, Inc. (Canada)(e)	2.65%		1/15/2032	28,867,000	22,289,966

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada)(e)	3.75%	2/15/2052	$54,917,000	$37,346,513
Cenovus Energy, Inc. (Canada)(e)	5.40%	6/15/2047	71,982,000	61,834,286
Chesapeake Energy Corp.†	6.75%	4/15/2029	54,208,000	52,078,981
CITGO Petroleum Corp.†	7.00%	6/15/2025	23,155,000	22,162,577
CNX Resources Corp.†	7.25%	3/14/2027	3,045,000	2,968,296
Comstock Resources, Inc.†	5.875%	1/15/2030	32,863,000	28,700,408
Comstock Resources, Inc.†	6.75%	3/1/2029	36,722,000	33,956,563
Continental Resources, Inc.	4.375%	1/15/2028	83,971,000	75,536,984
Continental Resources, Inc.†	5.75%	1/15/2031	34,812,000	31,543,279
Crescent Energy Finance LLC†	7.25%	5/1/2026	35,562,000	32,031,760
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	36,330,000	32,146,545
Diamondback Energy, Inc.	3.50%	12/1/2029	41,408,000	35,796,527
Diamondback Energy, Inc.	4.25%	3/15/2052	54,531,000	39,945,825
Diamondback Energy, Inc.	4.40%	3/24/2051	41,161,000	31,111,658
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	34,031,000	31,461,319
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	57,117,000	54,452,778
EQT Corp.	6.125%	2/1/2025	28,591,000	28,669,339
Exxon Mobil Corp.	3.043%	3/1/2026	16,279,000	15,397,506
Geopark Ltd. (Colombia)†(e)	5.50%	1/17/2027	21,767,000	17,024,127
Helmerich & Payne, Inc.	2.90%	9/29/2031	46,470,000	36,502,154
Hess Corp.	5.60%	2/15/2041	28,128,000	24,673,583
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	19,006,000	16,655,055
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	26,585,000	23,132,574
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	21,789,000	20,150,903
Kosmos Energy Ltd.†	7.125%	4/4/2026	24,363,000	20,022,366
Kosmos Energy Ltd.†	7.75%	5/1/2027	43,684,000	34,846,945
Laredo Petroleum, Inc.†(i)	7.75%	7/31/2029	65,873,000	60,824,823
Laredo Petroleum, Inc.	10.125%	1/15/2028	69,890,000	67,263,184
Matador Resources Co.	5.875%	9/15/2026	28,043,000	27,091,922
MC Brazil Downstream Trading Sarl (Luxembourg)†(e)	7.25%	6/30/2031	29,276,000	22,077,910
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	41,876,000	37,647,152
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	64,367,000	65,457,055
Murphy Oil Corp.	5.875%	12/1/2027	38,084,000	35,677,091
Murphy Oil Corp.	6.375%	7/15/2028	28,679,000	27,143,096
Occidental Petroleum Corp.	6.125%	1/1/2031	67,155,000	66,310,862
Occidental Petroleum Corp.	6.625%	9/1/2030	20,011,000	20,359,091
Occidental Petroleum Corp.	7.50%	5/1/2031	11,056,000	11,578,507

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	8.875%	7/15/2030	$15,000,000	$16,733,550
OGX Austria GmbH (Brazil)†(e)(h)	8.50%	6/1/2018	20,000,000	400
OQ SAOC (Oman)†(e)	5.125%	5/6/2028	36,296,000	32,550,071
Ovintiv, Inc.	6.50%	2/1/2038	35,742,000	34,786,543
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	29,660,000	24,366,934
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	30,064,000	24,857,416
PDC Energy, Inc.	5.75%	5/15/2026	56,834,000	52,655,280
Permian Resources Operating LLC†	5.375%	1/15/2026	31,260,000	28,638,068
Permian Resources Operating LLC†	6.875%	4/1/2027	66,617,000	64,600,503
Pertamina Persero PT (Indonesia)†(e)	4.70%	7/30/2049	27,085,000	20,286,305
Pioneer Natural Resources Co.	2.15%	1/15/2031	27,216,000	21,006,303
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	25,394,000	22,468,357
Qatar Energy (Qatar)†(e)	3.30%	7/12/2051	113,008,000	80,509,159
Range Resources Corp.†	4.75%	2/15/2030	54,590,000	47,460,819
Range Resources Corp.	4.875%	5/15/2025	28,325,000	26,739,508
Range Resources Corp.	8.25%	1/15/2029	51,263,000	52,269,036
Reliance Industries Ltd. (India)†(e)	3.625%	1/12/2052	20,020,000	12,586,094
Rockcliff Energy II LLC†	5.50%	10/15/2029	13,885,000	12,189,102
Saudi Arabian Oil Co. (Saudi Arabia)(e)	2.875%	4/16/2024	18,115,000	17,541,117
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%	4/16/2049	40,068,000	33,436,946
Shell International Finance BV (Netherlands)(e)	2.875%	5/10/2026	18,088,000	16,867,104
Shell International Finance BV (Netherlands)(e)	6.375%	12/15/2038	38,912,000	41,282,182
SM Energy Co.	6.625%	1/15/2027	83,481,000	80,321,662
SM Energy Co.	6.75%	9/15/2026	22,496,000	21,686,481
Southwestern Energy Co.	4.75%	2/1/2032	24,488,000	20,577,266
Southwestern Energy Co.	5.375%	2/1/2029	51,484,000	46,794,322
Southwestern Energy Co.	5.375%	3/15/2030	36,200,000	32,696,021
Southwestern Energy Co.	8.375%	9/15/2028	26,583,000	27,589,800
Suncor Energy, Inc. (Canada)(e)	4.00%	11/15/2047	54,532,000	40,904,585
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%	8/15/2030	44,488,000	31,697,700
Texaco Capital, Inc.	8.625%	11/15/2031	11,023,000	13,202,309
Viper Energy Partners LP†	5.375%	11/1/2027	37,953,000	35,044,716
Total				2,675,768,516

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.55%
Oceaneering International, Inc.	4.65%		11/15/2024	$26,775,000	$24,453,698
Oceaneering International, Inc.	6.00%		2/1/2028	35,959,000	28,571,940
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		9/1/2027	27,265,000	24,823,419
Weatherford International Ltd.†	8.625%		4/30/2030	45,822,000	40,009,424
Total					117,858,481

Packaging & Containers 0.41%
Ball Corp.	2.875%		8/15/2030	58,294,000	44,863,062
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026	20,868,000	20,914,118
Sealed Air Corp.†	6.875%		7/15/2033	22,752,000	21,777,646
Total					87,554,826

Pharmaceuticals 0.91%
AbbVie, Inc.	3.20%		11/21/2029	26,942,000	23,608,094
AbbVie, Inc.	4.25%		11/21/2049	27,859,000	22,399,969
BellRing Brands, Inc.†	7.00%		3/15/2030	18,206,000	16,692,171
CVS Health Corp.	3.625%		4/1/2027	25,783,000	24,152,065
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	26,580,000	22,785,306
Owens & Minor, Inc.†	4.50%		3/31/2029	26,751,000	21,035,255
Pfizer, Inc.	2.625%		4/1/2030	26,408,000	22,727,976
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	5.125%		5/9/2029	23,853,000	19,735,137
Zoetis, Inc.	2.00%		5/15/2030	26,673,000	21,218,629
Total					194,354,602

Pipelines 2.82%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%		11/2/2047	28,472,000	25,477,372
AI Candelaria Spain SA (Spain)†(e)	5.75%		6/15/2033	31,027,000	21,166,619
AI Candelaria Spain SA (Spain)†(e)	7.50%		12/15/2028	20,804,000	17,988,803
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	35,356,000	28,626,339
Cheniere Energy Partners LP	3.25%		1/31/2032	42,841,000	32,982,429
Colonial Enterprises, Inc.†	3.25%		5/15/2030	27,253,000	23,696,974
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	67,727,000	57,422,337
DT Midstream, Inc.†	4.30%		4/15/2032	27,294,000	23,521,696
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(e)	3.25%		9/30/2040	52,294,000	38,392,929
Magellan Midstream Partners LP	3.95%		3/1/2050	27,299,000	19,457,535

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
NGPL PipeCo LLC†	3.25%	7/15/2031	$29,737,000	$23,326,301
NGPL PipeCo LLC†	4.875%	8/15/2027	25,138,000	23,444,440
Northern Natural Gas Co.†	4.30%	1/15/2049	20,972,000	16,142,264
ONEOK, Inc.	4.45%	9/1/2049	27,299,000	19,612,050
Sabal Trail Transmission LLC†	4.246%	5/1/2028	20,166,000	18,590,549
Sabine Pass Liquefaction LLC	4.50%	5/15/2030	58,643,000	53,508,471
Transportadora de Gas Internacional SA ESP (Colombia)†(e)	5.55%	11/1/2028	22,173,000	19,839,957
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029	26,626,000	22,893,567
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031	25,688,000	21,362,654
Western Midstream Operating LP	4.30%	2/1/2030	77,630,000	66,567,725
Williams Cos., Inc. (The)	4.65%	8/15/2032	27,204,000	24,711,304
Total				598,732,315

Real Estate 0.37%
Hunt Cos., Inc.†	5.25%	4/15/2029	47,674,000	36,564,051
Kennedy-Wilson, Inc.	4.75%	2/1/2030	30,619,000	22,780,536
Kennedy-Wilson, Inc.	5.00%	3/1/2031	27,837,000	20,245,850
Total				79,590,437

REITS 1.45%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	9,181,000	8,492,703
Crown Castle, Inc.	2.50%	7/15/2031	55,903,000	43,157,655
GLP Capital LP/GLP Financing II, Inc.	3.25%	1/15/2032	26,936,000	20,303,982
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	19,903,000	16,295,003
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	17,589,000	16,508,839
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	22,644,000	20,782,574
Goodman US Finance Four LLC†	4.50%	10/15/2037	11,638,000	9,816,138
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	17,457,000	13,097,987
Prologis LP	4.375%	2/1/2029	15,050,000	14,275,180
Rayonier LP	2.75%	5/17/2031	50,062,000	39,111,271
SBA Communications Corp.	3.875%	2/15/2027	40,849,000	36,292,498
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	13,662,000	12,873,809
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	65,654,000	57,102,567
Total				308,110,206

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail 1.10%
Costco Wholesale Corp.	1.75%	4/20/2032		$32,489,000	$25,107,003
Dollar Tree, Inc.	3.375%	12/1/2051		50,074,000	32,540,523
Gap, Inc. (The)†	3.875%	10/1/2031		32,706,000	20,865,169
Genuine Parts Co.	2.75%	2/1/2032		29,003,000	22,489,750
Murphy Oil USA, Inc.†	3.75%	2/15/2031		41,310,000	33,284,706
Murphy Oil USA, Inc.	4.75%	9/15/2029		17,790,000	15,782,398
SRS Distribution, Inc.†	4.625%	7/1/2028		19,988,000	17,193,478
Stonegate Pub Co. Financing 2019 plc(d)	8.00%	7/13/2025	GBP	17,255,000	16,896,343
Stonegate Pub Co. Financing 2019 plc(d)	8.25%	7/31/2025	GBP	28,884,000	28,340,064
Tiffany & Co.	4.90%	10/1/2044		$24,318,000	21,563,915
Total					234,063,349

Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011		22,500,000	2,250	(f)

Semiconductors 0.85%
Entegris Escrow Corp.†	4.75%	4/15/2029		24,244,000	21,409,260
KLA Corp.	4.10%	3/15/2029		16,566,000	15,764,576
KLA Corp.	4.65%	7/15/2032		30,948,000	29,755,399
Lam Research Corp.	4.875%	3/15/2049		17,958,000	16,618,372
ON Semiconductor Corp.†	3.875%	9/1/2028		29,897,000	25,631,797
TSMC Arizona Corp.	3.25%	10/25/2051		99,734,000	71,409,658
Total					180,589,062

Shipbuilding 0.19%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		45,059,000	39,817,771

Software 1.95%
Autodesk, Inc.	3.50%	6/15/2027		27,008,000	25,045,072
Electronic Arts, Inc.	2.95%	2/15/2051		31,731,000	20,813,501
Intuit, Inc.	1.65%	7/15/2030		36,086,000	28,167,018
Microsoft Corp.	3.30%	2/6/2027		18,019,000	17,190,115
MSCI, Inc.†	3.25%	8/15/2033		31,489,000	24,366,503
MSCI, Inc.†	3.875%	2/15/2031		66,798,000	56,376,777
MSCI, Inc.†	4.00%	11/15/2029		44,468,000	38,498,171
Oracle Corp.	4.50%	7/8/2044		27,266,000	20,148,815
PTC, Inc.†	4.00%	2/15/2028		24,418,000	21,409,947
ROBLOX Corp.†	3.875%	5/1/2030		56,079,000	45,749,529
Roper Technologies, Inc.	1.75%	2/15/2031		30,818,000	22,765,214
ServiceNow, Inc.	1.40%	9/1/2030		33,835,000	24,960,943

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software (continued)
Twilio, Inc.	3.625%	3/15/2029	$40,650,000	$32,884,427
Workday, Inc.	3.80%	4/1/2032	41,702,000	36,245,043
Total				414,621,075

Telecommunications 2.61%
Altice France SA (France)†(e)	5.125%	7/15/2029	25,722,000	19,277,867
Altice France SA (France)†(e)	5.50%	10/15/2029	14,912,000	11,257,127
Connect Finco Sarl /Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026	27,469,000	24,059,883
Frontier Communications Holdings LLC†	5.875%	10/15/2027	34,689,000	31,168,414
Hughes Satellite Systems Corp.	5.25%	8/1/2026	21,000,000	19,212,538
NTT Finance Corp. (Japan)†(e)	4.372%	7/27/2027	23,147,000	22,471,838
Sprint Capital Corp.	6.875%	11/15/2028	108,783,000	111,967,622
T-Mobile USA, Inc.	3.375%	4/15/2029	118,992,000	102,987,576
T-Mobile USA, Inc.	3.875%	4/15/2030	16,027,000	14,225,999
T-Mobile USA, Inc.	4.50%	4/15/2050	26,806,000	21,537,863
Verizon Communications, Inc.	4.016%	12/3/2029	58,939,000	53,564,389
Vmed O2 UK Financing I plc (United Kingdom)†(e)	4.25%	1/31/2031	79,831,000	60,671,560
Vmed O2 UK Financing I plc (United Kingdom)†(e)	4.75%	7/15/2031	50,478,000	39,066,995
Xiaomi Best Time International Ltd. (Hong Kong)†(e)	4.10%	7/14/2051	40,375,000	23,380,481
Total				554,850,152

Toys/Games/Hobbies 0.20%
Hasbro, Inc.	3.90%	11/19/2029	26,072,000	22,840,336
Hasbro, Inc.	5.10%	5/15/2044	24,241,000	19,727,212
Total				42,567,548

Transportation 0.33%
Autoridad del Canal de Panama (Panama)†(e)	4.95%	7/29/2035	13,240,000	12,485,277
Central Japan Railway Co. (Japan)(e)	2.20%	10/2/2024	19,590,000	18,661,957
Central Japan Railway Co. (Japan)†(e)	4.25%	11/24/2045	17,006,000	14,763,074
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/2034	28,216,958	23,281,070
Total				69,191,378
Total Corporate Bonds (cost $16,108,443,131)				13,815,737,601

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FLOATING RATE LOANS(j) 2.20%

Aerospace/Defense 0.10%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	9.615% (1 Mo. LIBOR + 6.50%)	3/6/2024		$8,102,769	$7,288,441
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(e)	0.50%	3/6/2025		15,524,755	14,399,210
Total					21,687,651

Beverages 0.10%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(e)	6.962% (3 Mo. SOFR + 4.25%)	7/12/2029		22,425,846	21,491,361

Building & Construction 0.19%
Centuri Group, Inc Term Loan B	5.57% (3 Mo. LIBOR + 2.50%)	8/27/2028		22,476,340	21,770,471
USIC Holdings, Inc. 2021 Term Loan	6.615% (1 Mo. LIBOR + 3.50%)	5/12/2028		19,507,642	18,339,232
Total					40,109,703

Building Materials 0.00%
ACProducts, Inc. 2021 Term Loan B	7.127% - 7.92% (3 Mo. LIBOR + 4.25%) (6 Mo. LIBOR + 4.25%)	5/17/2028		426	318

Diversified Capital Goods 0.21%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(d)	4.332% (3 Mo. EURIBOR + 3.75%)	2/2/2029	EUR	25,074,401	21,783,158
Tank Holding Corp. 2022 Term Loan	8.884% (1 Mo. SOFR + 5.75%)	3/31/2028		$22,211,334	21,461,701
Total					43,244,859

Electric: Generation 0.29%
Astoria Energy LLC 2020 Term Loan B	6.615% (1 Mo. LIBOR + 3.50%)	12/10/2027		36,883,260	35,832,087
EFS Cogen Holdings I LLC 2020 Term Loan B	6.62% - 7.18% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)	10/1/2027		25,072,122	24,189,458

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric: Generation (continued)
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.174% (3 Mo. LIBOR + 1.50%)	7/28/2028	$1,716,482	$283,220	(k)
Frontera Generation Holdings LLC 2021 Term Loan	16.674% (3 Mo. LIBOR + 13.00%)	7/28/2026	1,773,053	1,684,400	(k)
Total				61,989,165

Electric: Integrated 0.18%
Generation Bridge Acquisition, LLC Term Loan B	8.674% (3 Mo. LIBOR + 5.00%)	12/1/2028	14,684,945	14,513,572
Generation Bridge Acquisition, LLC Term Loan C	8.674% (3 Mo. LIBOR + 5.00%)	12/1/2028	304,453	300,900
Helix Gen Funding, LLC Term Loan B	6.865% (1 Mo. LIBOR + 3.75%)	6/3/2024	24,959,728	23,472,502
Total				38,286,974

Gas Distribution 0.39%
Brazos Delaware II, LLC Term Loan B	7.014% (1 Mo. LIBOR + 4.00%)	5/21/2025	27,156,890	26,260,712
Freeport LNG Investments, LLLP Term Loan B	6.21% (3 Mo. LIBOR + 3.50%)	12/21/2028	36,377,910	33,766,522
Oryx Midstream Services Permian Basin LLC Term Loan B	6.211% (3 Mo. LIBOR + 3.25%)	10/5/2028	24,000,118	23,332,675
Total				83,359,909

Health Facilities 0.12%
Electron BidCo Inc. 2021 Term Loan	6.115% (1 Mo. LIBOR + 3.00%)	11/1/2028	27,562,311	26,186,676

Health Services 0.01%
National Mentor Holdings, Inc. 2021 Term Loan	6.87% - 7.43% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	3/2/2028	3,698,217	2,665,027

Machinery 0.00%
Vertical US Newco Inc Term Loan B	6.871% (6 Mo. LIBOR + 3.50%)	7/30/2027	12,189	11,712

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Metals/Mining (Excluding Steel) 0.10%
Peabody Energy Corporation Term Loan	5.834% (1 Mo. LIBOR + 2.75%)	3/31/2025		$21,260,962	$20,289,443

Personal & Household Products 0.00%
FGI Operating Company, LLC Exit Term Loan	13.674% (3 Mo. LIBOR + 10.00%)	5/16/2023		812,047	101,912	(l)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.43% (3 Mo. LIBOR + 3.50%)	6/30/2025		198	117
Total					102,029

Software/Services 0.31%
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	7.115% (1 Mo. LIBOR + 4.00%)	12/1/2027		31,720,549	30,290,269
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	7.87% (1 Mo. LIBOR + 4.75%)	7/27/2028		12,305,184	11,148,497
Peraton Corp. Term Loan B	6.865% (1 Mo. LIBOR + 3.75%)	2/1/2028		24,445,941	23,232,811
Total					64,671,577

Specialty Retail 0.09%
Winterfell Financing Sarl EUR Term Loan B(d)	3.185% (3 Mo. EURIBOR + 2.93%)	5/4/2028	EUR	22,644,662	19,529,755

Support: Services 0.00%
Verscend Holding Corp. 2021 Term Loan B	7.115% (1 Mo. LIBOR + 4.00%)	8/27/2025		$27,144	26,397

Technology Hardware & Equipment 0.04%
Atlas CC Acquisition Corp Term Loan B	7.32% (3 Mo. LIBOR + 4.25%)	5/25/2028		7,606,204	6,695,361
Atlas CC Acquisition Corp Term Loan C	7.32% (3 Mo. LIBOR + 4.25%)	5/25/2028		1,547,024	1,361,768
Total					8,057,129

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Theaters & Entertainment 0.07%
Vue International Bidco p.l.c. 2019 EUR Term Loan B(d)(h)	–	(m)	7/3/2026	EUR	18,451,184	$13,054,993
Vue International Bidco p.l.c. 2022 EUR Term Loan(d)	9.766% (3 Mo. EURIBOR + 8.00%)		6/30/2027	EUR	2,436,933	2,364,433
Total						15,419,426
Total Floating Rate Loans (cost $502,153,536)						467,129,111

FOREIGN GOVERNMENT OBLIGATIONS 1.96%

Australia 0.10%
Australia Government Bond(d)	4.25%		4/21/2026	AUD	33,642,000	21,967,641

Bermuda 0.16%
Bermuda Government International Bond†	2.375%		8/20/2030		$17,345,000	13,884,498
Bermuda Government International Bond†	3.375%		8/20/2050		29,737,000	20,009,560
Total						33,894,058

Brazil 0.16%
Federal Republic of Brazil(e)	4.75%		1/14/2050		49,520,000	33,865,251

Canada 0.20%
Ontario Teachers’ Finance Trust(e)	0.875%		9/21/2026		12,903,000	11,152,878
Province of Ontario Canada(d)	1.55%		11/1/2029	CAD	49,902,000	31,023,882
Total						42,176,760

Colombia 0.19%
Colombia Government International Bond(e)	5.20%		5/15/2049		$66,802,000	41,436,625

Costa Rica 0.16%
Costa Rica Government International Bond†(e)	7.158%		3/12/2045		40,226,000	34,078,614

Dominican Republic 0.11%
Dominican Republic International Bond†(e)	6.00%		2/22/2033		28,010,000	22,867,548

Ecuador 0.08%
Ecuador Government International Bond†(e)	5.50%		7/31/2030		35,007,254	16,744,546

Japan 0.21%
Japan Bank for International Cooperation(e)	3.875%		9/16/2025		45,052,000	44,052,892

Mongolia 0.11%
Development Bank of Mongolia LLC†(e)	7.25%		10/23/2023		24,219,000	23,250,170

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Norway 0.37%
Kommunalbanken AS†(e)	3.897% (SOFR + 1.00%)	#	6/17/2026		$77,772,000	$79,487,995

Senegal 0.04%
Senegal Government International Bond†(d)	5.375%		6/8/2037	EUR	15,613,000	9,246,098

Sri Lanka 0.07%
Sri Lanka Government International Bond†(e)(h)	5.875%		7/25/2022		$45,243,000	14,230,943
Total Foreign Government Obligations (cost $524,783,872)						417,299,141

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.22%
Fannie Mae or Freddie Mac(n)	2.00%		TBA		157,829,000	127,816,829
Fannie Mae or Freddie Mac(n)	2.50%		TBA		19,554,000	16,371,510
Fannie Mae or Freddie Mac(n)	3.50%		TBA		19,495,000	17,540,299
Fannie Mae or Freddie Mac(n)	4.00%		TBA		87,685,000	81,320,987
Fannie Mae or Freddie Mac(n)	4.50%		TBA		232,474,000	221,288,906
Fannie Mae or Freddie Mac(n)	5.00%		TBA		31,880,000	31,023,387
Fannie Mae or Freddie Mac(n)	5.50%		TBA		92,672,000	91,948,000
Fannie Mae Pool	3.50%		9/1/2051 - 4/1/2052		57,370,261	52,350,232
Fannie Mae Pool	4.00%		5/1/2052		92,804,297	87,179,269
Federal Home Loan Mortgage Corp.	3.50%		8/1/2045		41,883,001	38,662,070
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052		47,596,369	46,929,933
Federal National Mortgage Assoc.	2.50%		9/1/2051 - 12/1/2051		176,682,911	150,061,461
Federal National Mortgage Assoc.	5.00%		7/1/2052		65,155,709	64,386,130
Ginnie Mae(n)	3.00%		TBA		53,544,000	47,319,510
Ginnie Mae(n)	3.50%		TBA		65,450,000	59,546,717
Ginnie Mae(n)	4.00%		TBA		99,373,000	92,824,474
Ginnie Mae(n)	4.50%		TBA		221,850,000	212,317,802
Ginnie Mae(n)	5.00%		TBA		97,486,000	95,437,767
Total Government Sponsored Enterprises Pass-Throughs (cost $1,591,399,647)						1,534,325,283

MUNICIPAL BONDS 2.89%

Education 0.53%
California State University	3.899%		11/1/2047		33,030,000	28,154,527
Ohio University	5.59%		12/1/2114		11,104,000	10,004,811
Permanent University Fund - Texas A&M University S	3.66%		7/1/2047		36,015,000	29,798,267
Regents of the University of California Medical Ce	3.006%		5/15/2050		19,210,000	12,803,250

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Education (continued)
Regents of the University of California Medical Ce	4.132%	5/15/2032	$18,200,000	$16,625,909
Regents of the University of California Medical Ce	6.548%	5/15/2048	12,463,000	14,257,898
Total				111,644,662

General Obligation 0.66%
Chicago Transit Authority Sales & Transfer Tax Rec	6.899%	12/1/2040	11,826,000	13,405,387
Commonwealth of Pennsylvania	5.45%	2/15/2030	12,190,000	12,549,005
District of Columbia	5.591%	12/1/2034	14,130,000	14,655,300
Los Angeles Unified School District/CA	5.75%	7/1/2034	12,497,000	12,815,095
State of California	7.55%	4/1/2039	15,015,000	18,736,158
State of Illinois	5.10%	6/1/2033	62,845,000	59,932,530
University of North Carolina at Chapel Hill	3.847%	12/1/2034	9,595,000	8,567,368
Total				140,660,843

Government 0.31%
Louisiana Local Government Environmental Facilitie A1	3.615%	2/1/2029	27,279,000	26,464,397
Louisiana Local Government Environmental Facilitie A2	4.145%	2/1/2033	40,921,000	38,881,289
Total				65,345,686

Lease Obligation 0.03%
State of Wisconsin	3.294%	5/1/2037	7,145,000	5,783,410

Miscellaneous 0.34%
Dallas Convention Center Hotel Development Corp	7.088%	1/1/2042	17,795,000	19,902,491
New York City Industrial Development Agency†	11.00%	3/1/2029	16,963,000	19,937,813
Pasadena Public Financing Authority	7.148%	3/1/2043	26,795,000	31,777,439
Total				71,617,743

Revenue - Utilities - Other 0.06%
City of San Antonio TX Electric & Gas Systems Reve	5.718%	2/1/2041	13,240,000	13,793,592

Tax Revenue 0.35%
County of Miami-Dade FL	2.786%	10/1/2037	11,485,000	8,354,333
Dallas Area Rapid Transit	2.613%	12/1/2048	22,730,000	14,887,836
Massachusetts School Building Authority	5.715%	8/15/2039	20,055,000	21,824,499
Memphis-Shelby County Industrial Development Board(h)	7.00%	7/1/2045	22,085,000	14,264,333	(b)

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority	3.19%		2/15/2043	$5,345,000	$3,929,479
Regional Transportation District Sales Tax Revenue	2.387%		11/1/2037	16,005,000	11,368,409
Total					74,628,889

Taxable Revenue - Water & Sewer 0.04%
City & County Honolulu HI Wastewater System Revenu	1.623%		7/1/2031	6,635,000	5,154,824
City & County Honolulu HI Wastewater System Revenu	2.574%		7/1/2041	4,520,000	3,139,272
Total					8,294,096

Transportation 0.57%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	12,385,000	13,275,947
County of Miami-Dade FL Aviation Revenue	3.982%		10/1/2041	13,915,000	11,325,331
County of Miami-Dade FL Aviation Revenue	4.28%		10/1/2041	18,040,000	15,681,849
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	27,039,000	19,917,593
Metropolitan Transportation Authority	5.175%		11/15/2049	18,010,000	16,081,585
Metropolitan Transportation Authority	6.668%		11/15/2039	9,045,000	9,606,763
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	18,845,000	15,148,608
Port of Seattle WA	3.571%		5/1/2032	10,040,000	8,935,356
Port of Seattle WA	3.755%		5/1/2036	13,905,000	12,174,528
Total					122,147,560
Total Municipal Bonds (cost $727,709,885)					613,916,481

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.34%
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.768% (1 Mo. LIBOR + .95%)	#	6/15/2035	35,420,000	34,313,490
BBCMS Mortgage Trust 2019-BWAY A†	3.774% (1 Mo. LIBOR + .96%)	#	11/15/2034	25,000,000	23,893,205
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(o)	8/15/2052	35,544,000	30,685,245	(b)
BHMS 2018-ATLS A†	4.068% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	37,370,000	36,144,085
BX 2021-MFM1 B†	3.768% (1 Mo. LIBOR + .95%)	#	1/15/2034	7,100,000	6,767,901
BX 2021-MFM1 C†	4.018% (1 Mo. LIBOR + 1.20%)	#	1/15/2034	4,250,000	4,034,934

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	$14,171,000	$11,485,740
BX Commercial Mortgage Trust 2021-VOLT A†	3.518% (1 Mo. LIBOR + .70%)	#	9/15/2036	28,040,000	26,813,996
BX Trust 2021-ARIA F†	5.412% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	60,140,000	53,466,860
BX Trust 2022-PSB A†	5.296% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	13,980,000	13,965,185
CF Trust 2019-BOSS A1	6.068% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	18,200,000	16,463,320	(b)
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.907%	#(o)	2/10/2049	8,580,000	7,245,715
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(o)	9/10/2047	17,906,000	17,221,380
COMM Mortgage Trust 2020-SBX C†	2.056%	#(o)	1/10/2038	5,900,000	5,068,930
COMM Mortgage Trust 2020-SBX D†	2.399%	#(o)	1/10/2038	8,000,000	6,867,102
Connecticut Avenue Securities Trust 2022-R01 1B2†	8.281% (1 Mo. SOFR + 6.00%)	#	12/25/2041	44,210,000	38,302,598
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	4.248% (1 Mo. LIBOR + 1.43%)	#	5/15/2036	52,000,000	50,667,360
Credit Suisse Mortgage Capital Certificates Trust 2022-MARK B†	6.29% (1 Mo. Term SOFR + 3.44%)	#	6/15/2039	10,000,000	9,994,944
CS Master Trust 2021-AHP A†	6.654% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	34,200,000	32,343,419	(b)
CS Master Trust 2021-BLUF A†	6.882% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	19,500,000	19,356,324
CSMC 2021-BPNY A†	6.532% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	47,580,000	46,165,261
CSMC 2021-BRIT A†	6.419% (1 Mo. Term SOFR + 3.57%)	#	5/15/2023	86,900,000	81,608,181
DCP Rights, LLC 2020-1 A	4.809%		1/15/2024	82,590,000	82,730,306
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	5.581% (1 Mo. SOFR + 3.30%)	#	11/25/2041	11,740,000	10,640,125
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	5.681% (1 Mo. SOFR + 3.40%)	#	10/25/2041	66,590,000	59,805,791
Freddie Mac STACR REMIC Trust 2021-DNA7 B1†	5.931% (1 Mo. SOFR + 3.65%)	#	11/25/2041	50,870,000	44,992,724

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2022-HQA3 M1B†	5.831% (1 Mo. SOFR + 3.55%)	#	8/25/2042	$28,150,000	$26,484,049
Great Wolf Trust 2019-WOLF A†	3.852% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	53,981,000	52,287,724
GS Mortgage Securities Corp Trust 2022-ECI B†	5.789% (1 Mo. Term SOFR + 2.94%)	#	8/15/2039	23,820,000	23,569,840
GS Mortgage Securities Corp Trust 2022-SHIP A†	3.576% (1 Mo. Term SOFR + 0.73%)	#	8/15/2036	32,000,000	31,488,109
GS Mortgage Securities Corp. II 2021-ARDN C†	4.868% (1 Mo. LIBOR + 2.05%)	#	11/15/2036	15,930,000	15,550,251
GS Mortgage Securities Corp. II 2021-ARDN D†	5.568% (1 Mo. LIBOR + 2.75%)	#	11/15/2036	27,860,000	27,196,054
GS Mortgage Securities Corp. Trust 2021-RENT E†	5.764% (1 Mo. LIBOR + 2.75%)	#	11/21/2035	11,448,383	10,702,755
GS Mortgage Securities Corp. Trust 2021-RENT F†	6.664% (1 Mo. LIBOR + 3.65%)	#	11/21/2035	8,412,835	7,640,368
GS Mortgage Securities Corp. Trust 2021-RENT G†	8.714% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	593,847	532,296
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	12.318% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	70,375,000	66,310,379
Hilton Orlando Trust 2018-ORL A†	3.738% (1 Mo. LIBOR + .92%)	#	12/15/2034	9,443,000	9,205,317
HPLY Trust 2019-HIT A†	3.818% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	16,125,276	15,697,645
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP B†	3.952% (1 Mo. Term SOFR + 1.11%)	#	4/15/2037	38,200,000	35,908,076
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	3.932%	#(o)	3/15/2050	11,612,000	9,678,080
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	10,530,000	9,790,186
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	8,690,000	7,988,802

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	9.518% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	$42,015,000	$40,038,026
KIND Trust 2021-KIND E†	6.068% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	23,609,367	21,730,664
KKR Industrial Portfolio Trust 2021-KDIP D†	4.068% (1 Mo. LIBOR + 1.25%)	#	12/15/2037	4,597,500	4,353,586
KKR Industrial Portfolio Trust 2021-KDIP E†	4.368% (1 Mo. LIBOR + 1.55%)	#	12/15/2037	7,432,500	7,002,997
KKR Industrial Portfolio Trust 2021-KDIP F†	4.868% (1 Mo. LIBOR + 2.05%)	#	12/15/2037	8,148,000	7,559,377
Life Mortgage Trust 2021-BMR E†	4.568% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	22,510,016	21,103,433
Life Mortgage Trust 2022-BMR2 A1†	4.141% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	29,420,000	28,631,979
One New York Plaza Trust 2020-1NYP B†	4.318% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	9,400,000	8,891,808
One New York Plaza Trust 2020-1NYP C†	5.018% (1 Mo. LIBOR + 2.20%)	#	1/15/2036	23,620,000	22,270,441
One New York Plaza Trust 2020-1NYP D†	5.568% (1 Mo. LIBOR + 2.75%)	#	1/15/2036	8,500,000	8,012,292
PFP Ltd. 2019-6 C†	5.039% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	27,054,000	27,088,278
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	39,590,000	28,125,944
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,434,074,182)					1,345,882,877

	Dividend Rate			Shares

PREFERRED STOCKS 0.07%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			150,711	3,880,808
ACBL Holdings Corp. Series B	Zero Coupon			205,069	10,304,717
Total Preferred Stocks (cost $8,894,500)					14,185,525

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Exercise Price	Expiration Date	Principal Amount	Fair Value
RIGHTS 0.00%

Cosmetics/Personal Care
Revlon, Inc. Class A	Zero Coupon	10/26/2022	$1,798,428	$307,891	(b)
Total Rights (cost $591,988)				307,891

	Interest Rate	Maturity Date

U.S. TREASURY OBLIGATIONS 3.45%
U.S. Treasury Inflation Indexed Bond(p)	0.125%	2/15/2052	680,149,425	431,082,813
U.S. Treasury Inflation Indexed Note(p)	0.625%	7/15/2032	331,642,130	301,183,868
Total U.S. Treasury Obligations (cost $972,491,744)				732,266,681
Total Long-Term Investments (cost $24,186,038,178)				21,124,284,308

SHORT-TERM INVESTMENTS 1.49%

Repurchase Agreements 1.49%
Repurchase Agreement dated 9/30/2022, 1.300% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $52,350,400 of U.S. Treasury Note at 2.25% due 4/30/2024; $130,528,700 of U.S. Treasury Note at 2.00% due 4/30/2024; value: $178,265,010; proceeds: $174,788,506 (cost $317,532,181)			317,532,181	317,532,181
Total Investments in Securities 100.93% (cost $24,503,570,359)				21,441,816,489
Other Assets and Liabilities – Net(q) (0.93)%				(197,550,731)
Net Assets 100.00%				$21,244,265,758

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $9,631,519,915, which represents 45.34% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

September 30, 2022

(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Security has been fully or partially segregated for open reverse repurchase agreements.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2022.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Interest rate to be determined.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(p)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX. NA.HY.39(4)(5)	Bank of America	5.00%	12/20/2027	$1,270,767,000	$60,948,406	$52,151,426	$(8,796,980)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $8,796,980.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Centrally Cleared Consumer Price Index (“CPI”) Swaps at September 30, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	$551,700,000	$8,164,961

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$128,000,000	$(13,874,998)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(8,729,321)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	(2,826,890)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	29,848,102	(1,545,738	)(1)
Total Unrealized Depreciation on Centrally Cleared CPI Swaps					$(26,976,947)

(1)	Includes upfront payment of $143,001.

Credit Default Swaps on Issuers - Buy Protection at September 30, 2022(1):

Referenced Issuers	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Credit Suisse Group AG	J.P. Morgan	1.000%	12/20/2027	14,282,129	$989,799	$(58,361)	$931,438
Credit Suisse Group AG	J.P. Morgan	1.000%	12/20/2027	47,607,097	2,667,365	437,428	3,104,793
Credit Suisse Group AG	J.P. Morgan	1.000%	12/20/2027	19,042,839	1,100,587	141,330	1,241,917
					$4,757,751	$520,397	$5,278,148

Credit Default Swaps on Indexes - Sell Protection at September 30, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	9,490,000	$(111,857)	$(116,686)	$(228,543)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	18,980,000	93,087	(186,410)	(93,323)
					$(18,770)	$(303,096)	$(321,866)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

September 30, 2022

(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes/Issuers amounted to $578,758. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $361,457.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at September 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	12/12/2022	1,734,000	$1,672,511	$1,708,059	$35,548
Australian dollar	Sell	State Street Bank and Trust	11/25/2022	4,260,000	2,975,377	2,726,816	248,561
Australian dollar	Sell	Toronto Dominion Bank	11/25/2022	4,195,000	2,898,876	2,685,209	213,667
Australian dollar	Sell	Toronto Dominion Bank	11/25/2022	62,563,000	43,232,985	40,046,425	3,186,560
British pound	Sell	Morgan Stanley	12/8/2022	3,893,000	4,518,016	4,350,438	167,578
British pound	Sell	Morgan Stanley	12/8/2022	72,640,000	83,766,269	81,175,403	2,590,866
British pound	Sell	State Street Bank and Trust	12/8/2022	2,629,000	3,075,508	2,937,915	137,593
Canadian dollar	Sell	Bank of America	10/20/2022	10,490,000	8,069,331	7,593,702	475,629
Canadian dollar	Sell	Bank of America	10/20/2022	42,753,000	31,150,635	30,948,861	201,774
Canadian dollar	Sell	Morgan Stanley	10/20/2022	12,835,000	9,829,899	9,291,246	538,653
Canadian dollar	Sell	State Street Bank and Trust	10/20/2022	9,067,000	6,998,216	6,563,594	434,622
Euro	Sell	State Street Bank and Trust	12/12/2022	137,685,000	138,462,920	135,625,223	2,837,697
Euro	Sell	State Street Bank and Trust	12/12/2022	2,220,000	2,226,510	2,186,789	39,721
Japanese yen	Sell	Morgan Stanley	11/15/2022	4,140,518,000	28,848,266	28,725,924	122,342
Japanese yen	Sell	Standard Chartered Bank	11/15/2022	5,771,096,000	40,549,839	40,038,484	511,355
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,742,166

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	12/8/2022	15,546,000	$17,618,498	$17,372,698	$(245,800)
Euro	Buy	Bank of America	12/12/2022	6,112,000	6,069,613	6,020,564	(49,049)
Euro	Buy	Morgan Stanley	12/12/2022	1,281,000	1,284,831	1,261,836	(22,995)
Euro	Buy	Morgan Stanley	12/12/2022	2,791,000	2,750,718	2,749,246	(1,472)
Euro	Buy	Morgan Stanley	12/12/2022	2,791,000	2,750,162	2,749,246	(916)
Euro	Buy	State Street Bank and Trust	12/12/2022	4,484,000	4,515,119	4,416,919	(98,200)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(418,432)

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Futures Contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2022	35,764	Short		$(4,193,577,853)		$(4,007,803,250)	$185,774,603
U.S. 10-Year Ultra Treasury Note	December 2022	10,466	Short		(1,283,385,392)		(1,240,057,469)	43,327,923
U.S. Long Bond	December 2022	19,515	Short		(2,670,992,002)		(2,466,817,969)	204,174,033
U.S. Ultra Treasury Bond	December 2022	9,354	Short		(1,389,982,206)		(1,281,498,000)	108,484,206
Total Unrealized Appreciation on Futures Contracts								$541,760,765

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	December 2022	3,539	Long	EUR	500,793,011	EUR	490,116,110	$(10,463,898)
Euro-Schatz	December 2022	23,464	Short		(2,509,539,654)		(2,514,519,560)	(4,880,557)
U.S. 2-Year Treasury Note	December 2022	13,395	Long		$2,764,196,727		$2,751,207,435	(12,989,292)
U.S. 5-Year Treasury Note	December 2022	8,366	Long		931,233,248		899,410,364	(31,822,884)
Total Unrealized Depreciation on Futures Contracts								$(60,156,631)

Reverse Repurchase Agreement Payable as of September 30, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$15,420,409	$16,232,615 principal, Laredo Petroleum, Inc. at 7.75% due 7/31/2029, $14,988,629 fair value	(15.00%)	08/30/2022	On Demand	$15,221,229

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $199,180.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$1,107,334,630	$23,817,850	$1,131,152,480
Remaining Industries	–	161,964,086	–	161,964,086
Common Stocks
Auto Components	–	11,837,611	–	11,837,611
Beverages	31,062,960	20,447,706	–	51,510,666
Electrical Equipment	–	31,193,600	–	31,193,600
Electric-Generation	–	3,150	–	3,150
Miscellaneous Financials	–	7,798,040	–	7,798,040
Personal Products	–	12,650,034	–	12,650,034
Pharmaceuticals	32,360,671	31,950,757	–	64,311,428
Specialty Retail	21,629,151	6,444,859	–	28,074,010
Transportation Infrastructure	–	–	1,807,104	1,807,104
Remaining Industries	680,931,508	–	–	680,931,508
Corporate Bonds
Banks	–	416,899,196	1	416,899,197
Diversified Financial Services	–	462,470,043	1,500	462,471,543
Mining	–	274,697,127	19	274,697,146
Savings & Loans	–	–	2,250	2,250
Remaining Industries	–	12,661,667,465	–	12,661,667,465
Floating Rate Loans
Electric: Generation	–	60,021,545	1,967,620	61,989,165
Personal & Household Products	–	117	101,912	102,029
Remaining Industries	–	405,037,917	–	405,037,917
Foreign Government Obligations	–	417,299,141	–	417,299,141
Government Sponsored Enterprises Pass-Throughs	–	1,534,325,283	–	1,534,325,283
Municipal Bonds
Tax Revenue	–	60,364,556	14,264,333	74,628,889
Remaining Industries	–	539,287,592	–	539,287,592
Non-Agency Commercial Mortgage-Backed Securities	–	1,266,390,893	79,491,984	1,345,882,877
Preferred Stocks	–	14,185,525	–	14,185,525
Rights	–	–	307,891	307,891
U.S. Treasury Obligations	–	732,266,681	–	732,266,681
Short-Term Investments
Repurchase Agreements	–	317,532,181	–	317,532,181
Total	$765,984,290	$20,554,069,735	$121,762,464	$21,441,816,489

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

September 30, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(8,796,980)	–	(8,796,980)
Centrally Cleared CPI Swap Contracts
Assets	–	8,164,961	–	8,164,961
Liabilities	–	(26,976,947)	–	(26,976,947)
Credit Default Swap Contracts
Assets	–	5,278,148	–	5,278,148
Liabilities	–	(321,866)	–	(321,866)
Forward Foreign Currency Exchange Contracts
Assets	–	11,742,166	–	11,742,166
Liabilities	–	(418,432)	–	(418,432)
Futures Contracts
Assets	541,760,765	–	–	541,760,765
Liabilities	(60,156,631)	–	–	(60,156,631)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(15,221,229)	–	(15,221,229)
Total	$481,604,134	$(26,550,179)	–	$455,053,955

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or ending of the period.

See Notes to Schedule of Investments.	41

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (“the Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

42

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

43

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2022 the Fund did not loan any securities.

44

QPHR-BOND-3Q

(11/22)